Investments in subsidiaries and associates - Changes in ownership of subsidiaries (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2016
Changes in ownership of subsidiaries
Gain (loss) on businesses disposed during the year	$ (9)	$ 1
Cash consideration received (paid), net of transaction costs and cash held	9	(104)
Hastings offshore subsidiaries
Changes in ownership of subsidiaries
Gain (loss) on businesses disposed during the year	(9)
Cash consideration received (paid), net of transaction costs and cash held	$ 9
Banking operations in Solomon Islands and Vanuatu
Changes in ownership of subsidiaries
Gain (loss) on businesses disposed during the year		1
Cash consideration received (paid), net of transaction costs and cash held		$ (104)